SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
We operate in a single reportable segment, the LNG carrier market. During the years ended December 31, 2023, 2022 and 2021, our fleet operated under spot and short to medium-term time charters. In time charter agreements, the charterer controls the areas in which our Vessels will operate, which can be worldwide. Accordingly, we do not evaluate our performance according to geographical region.

Revenues from external charterers

Charterhire from charterers that accounted for over 10% of our total time and voyage charter revenues are as follows:

(in thousands of $)	Fiscal Year 2023		Fiscal Year 2022(1)		Fiscal Year 2021
International energy major	106,469	31%	14,816	7%	—	—%
International oil and gas producer	43,800	13%	7,735	4%	—	—%
Japanese commodities company	38,861	11%	—	—%	—	—%
Japanese trading house	33,885	10%	17,350	8%	17,807	11%
Singaporean trading house	30,505	9%	38,206	17%	40,715	25%
Dutch trading house	23,199	7%	27,670	13%	21,577	13%
European utility company	9,845	3%	32,057	15%	—	—%
Asian trading house	6,777	2%	30,694	14%	7,708	5%
International LNG trader	—	—%	20,444	9%	19,896	12%
European Trading house	—	—%	11,189	5%	35,109	22%

(1) Includes time and voyage charter revenues from the Predecessor and Successor Periods on an aggregated basis for the year ended December 31, 2022.